Leases	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
Leases

(8) Leases

Our operating leases primarily consist of leases of office, factories buildings and factory equipment. Our finance leases consist of lease of motor vehicles. The recognition of whether a contract contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Our lease assets and liabilities are included in the lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

We follow ASU No. 2016-02 and related standards (collectively ASC 842, Leases). We used the incremental borrowing rate from 3.18% to 4.25% as the discount rate, based on the information available at commencement date in determining the present value of lease payments.

Supplemental balance sheet information related to leases was as follows:

	As of June 30,
	2024	2023
	$	$
Right-of-use assets(“ROU”), net	3,474,737	3,076,855
Operating lease ROU	3,406,861	3,076,855
Finance lease ROU	67,876	-

Lease liabilities - current	218,578	157,489
Current operating lease obligation	203,347	157,489
Current finance lease obligation	15,231	-

Lease liabilities – non-current	456,933	37,992
Non-current operating lease obligation	413,871	37,992
Non-current finance lease obligation	43,062	-
Total lease obligation	675,511	195,481

Operating and finance lease expenses for the years ended June 30, 2024, 2023 and 2022 were US$834,423, US$790,417 and US$814,377, respectively.

The following table shows the remaining contractual maturities of the Group’s operating and finance lease liabilities as of June 30, 2024 by years:

	Operating	Finance
	$	$
Year ending June 30, 2025	225,530	16,864
Year ending June 30, 2026	219,831	16,864
Year ending June 30, 2027	210,735	16,864
Year ending June 30, 2028	1,701	11,243
Total undiscounted lease obligations	657,796	61,835
Less: imputed interest	40,578	3,542
Lease liabilities recognized in the consolidated balance sheet	617,218	58,293

The lease obligations will end between 1 August 2024 and 25 April 2054. The weighted-average discount rate used to determine the operating lease liabilities as of June 30, 2024 was 4.17%.